Restructuring, Impairment and Integration Charges (Summary of Productivity Plan Activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Reserve [Roll Forward]
Liability at beginning of period	$ 30
Cash payments for restructuring charges	(266)	$ (133)	$ (343)
Liability at end of period		30
2014 Productivity Plan
Restructuring Reserve [Roll Forward]
Liability at beginning of period	31
Restructuring, Settlement and Impairment Provisions	357	53
Cash payments for restructuring charges	(165)
Non-cash charges	(110)	(22)
Liability at end of period	113	31
2014 Productivity Plan | Severance And Other Employee Costs
Restructuring Reserve [Roll Forward]
Restructuring, Settlement and Impairment Provisions	148	52
Cash payments for restructuring charges	(56)
Non-cash charges	(33)	(22)
Liability at end of period	89
2014 Productivity Plan | Asset Impairments
Restructuring Reserve [Roll Forward]
Liability at beginning of period	0
Restructuring, Settlement and Impairment Provisions	73	0
Cash payments for restructuring charges	0
Non-cash charges	(73)
Liability at end of period	0	0
2014 Productivity Plan | Other Costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	1
Restructuring, Settlement and Impairment Provisions	136	1
Cash payments for restructuring charges	(109)
Non-cash charges	(4)	0
Liability at end of period	24	1
Productivity Plan
Restructuring Reserve [Roll Forward]
Liability at beginning of period	85	127	276
Restructuring, Settlement and Impairment Provisions	61	110	279
Cash payments for restructuring charges	(101)	(133)	(343)
Non-cash charges	(12)	(19)	(85)
Liability at end of period	33	85	127
Productivity Plan | Severance And Other Employee Costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	68	91	249
Restructuring, Settlement and Impairment Provisions	31	74	89
Cash payments for restructuring charges	(65)	(89)	(239)
Non-cash charges	(6)	(8)	(8)
Liability at end of period	28	68	91
Productivity Plan | Asset Impairments
Restructuring Reserve [Roll Forward]
Restructuring, Settlement and Impairment Provisions	6	6	75
Cash payments for restructuring charges	0
Non-cash charges	(6)	(6)	(75)
Productivity Plan | Other Costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	17	36	27
Restructuring, Settlement and Impairment Provisions	24	30	115
Cash payments for restructuring charges	(36)	(44)	(104)
Non-cash charges	0	(5)	(2)
Liability at end of period	$ 5	$ 17	$ 36